Note 21 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	As at December 31, 2025
	< 1 Year	Between 1 – 2 Years	>2 Years
Accounts payable and accrued liabilities	$5,817	$-	$-
Long-term government loan payable	36	36	5,125
Term loan	-	-	38,920
Lease payable	128	43	-
Short-term deferred government grant	642	-	-
Total	$6,623	$79	$44,045
	As at December 31, 2024
	< 1 Year	Between 1 – 2 Years	>2 Years
Accounts payable and accrued liabilities	$3,579	$-	$-
Long-term government loan payable	36	1,615	8,519
Convertible notes payable [1]	8,057	8,012	99,071
Lease payable	125	128	43
Total	$11,797	$9,755	$107,633

Disclosure of effect of changes in foreign exchange rates [text block]
As at December 31, 2025
USD denominated expressed in CAD
Cash and cash equivalents	$25,019
Accounts payable and accrued liabilities	(641)
Term loan	(38,168)
Royalty	(2,338)
Total	$(16,128)
As at December 31, 2024
USD denominated expressed in CAD
Cash and cash equivalents	$3,391
Accounts payable and accrued liabilities	(478)
Interest accrual	(2,799)
Long-term convertible notes payable	(63,963)
Royalty	(1,283)
Total	$(65,132)